BLACKROCK FUNDS II

BlackRock Multi-Asset Income Portfolio

BlackRock Dynamic High Income Portfolio

BLACKROCK SERIES FUND, INC.

BlackRock Advantage Large Cap Core Portfolio

(each, a “Fund” and collectively, the “Funds”)

Supplement dated August 30, 2017 to the Prospectuses of each Fund (each, a “Prospectus”)

Effective immediately, the following changes are made to the Prospectuses of each Fund:

The section of each Prospectus entitled “For More Information — Fund[s] and Service Providers —Accounting Services Provider” is deleted in its entirety and replaced with the following:

ACCOUNTING SERVICES PROVIDER

JPMorgan Chase Bank, N.A.

383 Madison Avenue, Floor 11

New York, New York 10179

The section of each Prospectus entitled “For More Information — Fund[s] and Service Providers —Custodian[s]” is deleted in its entirety and replaced with the following:

CUSTODIAN

JPMorgan Chase Bank, N.A.

383 Madison Avenue, Floor 11

New York, New York 10179

Shareholders should retain this Supplement for future reference.

PR-MAIDHIALC-0817SUP